Convertible Note Receivable - Additional Information (Detail) - Convertible note receivable [member] - Kutcho [member] $ / shares in Units, $ in Millions, $ in Millions		6 Months Ended
	Dec. 14, 2017 USD ($)	Jun. 30, 2018	Dec. 14, 2017 CAD ($) $ / shares
Convertible note receivable [Line Items]
Amount advanced in exchange for convertible note receivable	$ 16		$ 20
Coupon rate on convertible note receivable	10.00%		10.00%
Convertible note original term to maturity	7 year
Maximum interest payment deferral period	4 years
Option to defer interest payment criteria	First three interest payments until December 31, 2019, at which point one half of the deferred interest is payable in cash and the other half of the deferred interest can, at Kutcho’s option, either (i) be paid in cash; or (ii) be deferred for an additional period not to exceed 4 years.
Conversion price per share			$ 0.8125
Minimum period required for early repayment	24 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 24 months until 36 months	25.00%		25.00%
Loan amount outstanding period for covering 25% of prepayment penalty		After 24 months until 36 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 36 months until 60 months	20.00%		20.00%
Loan amount outstanding period for covering 20% of prepayment penalty		After 36 months until 60 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 60 months until maturity	15.00%		15.00%
Loan amount outstanding period for covering 15% of prepayment penalty		After 60 months until maturity